Non-controlling interests - Schedule Of Non-controlling Interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Noncontrolling Interest [Line Items]
Beginning balance	¥ 1,321,006
Net loss attributable to non-controlling interests	84,675	$ 11,926	¥ 13,019	¥ 11,801
Acquisition of additional equity interests in subsidiaries	(73,000)		(27,105)	(15,082)
Dividend distribution to non-controlling interests holders	(39,107)		(42,307)	(18,083)
Deregistration of a subsidiary	(32)
Capital contribution from non-controlling interests shareholders	285,450		191,195	461,148
Ending balance	1,598,354	$ 225,123	1,321,006
Non-controlling interests
Noncontrolling Interest [Line Items]
Beginning balance	1,321,006		1,195,418
Net loss attributable to non-controlling interests	84,675		13,019
Acquisition of additional equity interests in subsidiaries	(64,268)		(29,558)	2,968
Dividend distribution to non-controlling interests holders	(39,107)		(42,307)	(18,083)
Deregistration of a subsidiary	(32)
Capital contribution from non-controlling interests shareholders	296,080		184,434	310,677
Ending balance	¥ 1,598,354		¥ 1,321,006	¥ 1,195,418